Share-based payments reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Share-based compensation expense	$ 2,026	$ 2,697
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	8,807	6,825
Share-based compensation expense	2,018	2,697
Transfer on exercise of options and other share-based awards	(1,674)	(715)
Ending balance, value	$ 9,151	$ 8,807